Employee Benefit Plan, Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
EBP, Tax Status	TAX STATUS
The Plan has adopted the volume submitter plan document sponsored by the Plan Trustee who has received a favorable opinion letter dated June 30, 2020, from the IRS stating that the volume submitter plan, as then designed, was in compliance with the applicable requirements of the Internal Revenue Code (the “Code”). The Company and the Plan Administrator believe that the Plan is currently designed and operated in compliance with the applicable requirements of the Code and the Plan and related trust continue to be tax-exempt. Accordingly, no provision for income taxes has been included in the Plan's financial statements.

Accounting principles generally accepted in the United States of America require Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing authorities; however, there are currently no audits for any tax periods in progress.